Financing Receivables (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Receivables [Abstract]
Schedule Of Change In Allowance For Credit Losses On Financing Receivables

The change in the allowance for credit losses on financing receivables for the three months ended September 30, 2013 consisted of the following:

(in millions)
Balance of allowance for credit losses – June 30, 2013	$7
Charge-offs	(1)
Recoveries	—
Provisions	—

Balance of allowance for credit losses – September 30, 2013	$6

The change in the allowance for credit losses on financing receivables for the years ended June 30, 2013 and 2012, consisted of the following:

(in millions)
Balance of allowance for credit losses — June 30, 2011	$9
Charge-offs	(2)
Recoveries	1
Provisions	2

Balance of allowance for credit losses — June 30, 2012	$10

Charge-offs	(2)
Recoveries	—
Provisions	(1)

Balance of allowance for credit losses — June 30, 2013	$7

Summary Of Credit Losses And Recorded Investment In Sales-Type Leases

The following table summarizes the credit losses and recorded investment in sales-type leases as of September 30, 2013:

(in millions)
Allowance for credit losses:
Balance at September 30, 2013	$6

Balance: individually evaluated for impairment	$1

Balance: collectively evaluated for impairment	$5

Net Investment in Sales-Type Leases:
Balance at September 30, 2013	$1,313

Balance: individually evaluated for impairment	$3

Balance: collectively evaluated for impairment	$1,310

The following table summarizes the credit losses and recorded investment in sales-type leases as of June 30, 2013:

(in millions)
Allowance for credit losses:
Ending Balance at June 30, 2013	$7

Ending Balance: individually evaluated for impairment	$1

Ending Balance: collectively evaluated for impairment	$6

Net Investment in Sales-Type Leases:
Ending Balance at June 30, 2013	$1,352

Ending Balance: individually evaluated for impairment	$1

Ending Balance: collectively evaluated for impairment	$1,351